JPMORGAN TRUST I

Highbridge Statistical Market Neutral Fund
(All Share Classes)

Supplement dated May 7, 2009 to the
Prospectus dated February 28, 2009

All references to Sean Slotterback under “The Portfolio Managers” heading in the “The Fund’s Management and Administration” section of the Prospectuses are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

SUP-HSMN-PM-509

JPMORGAN TRUST I

Highbridge Statistical Market Neutral Fund

Supplement dated May 7, 2009 to the Statement
of Additional Information dated February 28, 2009

All references to Sean Slotterback in the “PORTFOLIO MANAGERS” section of the Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-HSMN-PM-509